Off-balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 14,547,762	$ 19,393,590
Securities Held in Escrow	$ 3,254,360,176	$ 3,513,435,889